Share-based Payments - Disclosure of share-based payment expense as reflected in the Consolidated Statement of Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment [Line Items]
Share-based payment expense	$ 14,699	$ 13,950	$ 10,718
General and administrative
Share-based Payment [Line Items]
Share-based payment expense	8,862	9,310	7,650
Research and development
Share-based Payment [Line Items]
Share-based payment expense	$ 5,837	$ 4,640	$ 3,068